SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from (used in):
Cash flows from (used in) operating activities	$ 698	$ 406	$ 1,016	$ 1,524
Cash flows from (used in) financing activities	7,369	(228)	12,578	10,538
Cash flows from (used in) investing activities	$ (8,329)	$ (862)	$ (13,202)	$ (14,164)